Remuneration of the board of directors and senior management (Details) € in Thousands			12 Months Ended
	Jun. 16, 2023 EUR (€)	Jun. 15, 2023 EUR (€)	Dec. 31, 2025 EUR (€) year	Dec. 31, 2024 EUR (€) year	Dec. 31, 2023 EUR (€) year
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			€ 1,524	€ 420
Directors remuneration for per diems			756	665
Directors remuneration for additional fixed remuneration				815
Directors' remuneration expense, operating			2,280	1,900
Net shares received by director			4,121
Individual executive directors remuneration [Line Items]
Amount of executive directors fixed remuneration	€ 1,450	€ 1,150	3,250	2,950	€ 2,813
Amount of executive directors variable remuneration			5,351	4,883	4,735
Amount of executive directors life insurance premiums			19	18	15
Amount of executive directors share plans			4,098	3,892	1,590
Executive directors remuneration expense			12,752	11,782	9,169
Amount of executive directors other remuneration in kind			34	39	€ 16
Senior management remuneration [Line Items]
Senior management remuneration expense			€ 27,814	€ 19,355
Rafael Del Pino [Member]
Share based remuneration schemes [Line Items]
Number of voting rights | year			32,458	39,241	50,680
Percentage number of voting rights			0.004%	0.005%	0.007%
Ignacio Madridejos [Member]
Share based remuneration schemes [Line Items]
Number of voting rights | year			50,820	61,441	69,925
Percentage number of voting rights			0.006%	0.008%	0.009%
Fixed remuneration [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			€ 6,054	€ 5,793
Variable remuneration [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			7,210	6,205
Performance based share plan [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			6,776	5,638
Remuneration as members of administrative bodies of other group companies jointly controlled entities or associates [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			43	39
Insurance premiums [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			18	20
Other senior manager remuneration I[Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			5,099	226
Other senior manager remuneration II [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			2,614	1,433
Rafael del Pino Calvo-Sotelo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			174	35
Directors remuneration for per diems			113	103
Directors remuneration for additional fixed remuneration				107
Directors' remuneration expense, operating			287	245
Net shares received by director			428
Oscar Fanjul Martín [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			160	35
Directors remuneration for per diems			83	76
Directors remuneration for additional fixed remuneration				96
Directors' remuneration expense, operating			243	206
Net shares received by director			469
Ignacio Madridejos Fernández [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			56	51
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			175	148
Net shares received by director			261
María del pino y calvo sotelo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			56	51
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			175	148
Net shares received by director			338
José Fernando Sánchez-Junco Mans [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			66	58
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			185	154
Net shares received by director			357
Philip Bowman [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			56	49
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			175	145
Net shares received by director			338
Hanne Birgitte Breinbjerg Sorensen [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			44	35
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			163	131
Net shares received by director			242
Bruno Di Leo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			55	49
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			174	145
Net shares received by director			335
Juan Hoyos Martínez de Irujo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			56	51
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			175	148
Net shares received by director			338
Gonzalo Urquijo Fernández de Araoz [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			64	56
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			183	152
Net shares received by director			353
Hildegard Wortmann [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			49	36
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			168	132
Net shares received by director			324
Alicia Reyes Revuelta [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			119	35
Directors remuneration for per diems			56	49
Directors remuneration for additional fixed remuneration				61
Directors' remuneration expense, operating			175	145
Net shares received by director			338
Rafael Del Pino [Member]
Individual executive directors remuneration [Line Items]
Amount of executive directors fixed remuneration			1,650	1,500	€ 1,500
Amount of executive directors variable remuneration			3,053	2,786	2,809
Amount of executive directors life insurance premiums			12	11	10
Amount of executive directors share plans			2,049	1,946	795
Executive directors remuneration expense			6,767	6,246	5,117
Amount of executive directors other remuneration in kind			3	3	3
Ignacio Madridejos [Member]
Individual executive directors remuneration [Line Items]
Amount of executive directors fixed remuneration			1,600	1,450	1,313
Amount of executive directors variable remuneration			2,298	2,097	1,926
Amount of executive directors life insurance premiums			7	7	5
Amount of executive directors share plans			2,049	1,946	795
Executive directors remuneration expense			5,985	5,536	4,052
Amount of executive directors other remuneration in kind			€ 31	€ 36	€ 13